Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2025
Equity Incentive Plan [Abstract]
Non-vested Restricted Shares Activity

A summary of the status of the Company’s non-vested restricted shares as of December 31, 2024 and 2025, and the movement during the years ended December 31, 2024 and 2025, is presented below:

	Number of restricted shares	Weighted average grant date fair value per non-vested share
Non-vested, December 31, 2023	1,240,000	$5.83
Granted	760,000	4.52
Vested	(560,000)	5.83
Non-vested, December 31, 2024	1,440,000	5.14
Granted	2,400,000	3.44
Vested	(600,000)	5.26
Non-vested, December 31, 2025	3,240,000	$5.81